Investments in associates and joint arrangements - Statement of financial position (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023		Mar. 31, 2022		Mar. 31, 2021
Statement of financial position
Non-current assets	€ 104,790	€ 124,859
Total Assets	144,350	155,521
Equity shareholders' funds	59,966	63,399
Equity shareholders' funds	60,998	64,483		€ 57,073		€ 57,768
Non-controlling interests	1,032	1,084
Non-current liabilities	53,151	56,454
Cash and cash equivalents within current assets	6,183	11,705
Dividend received	442	617	[1]	638	[1]
Safaricom Limited | Associates [member]
Statement of financial position
Non-current assets	3,901	3,007
Current assets	578	436
Total Assets	4,479	3,443
Equity shareholders' funds	1,566	1,269
Non-controlling interests	767	532
Non-current liabilities	968	753
Current liabilities	1,178	889
Cash and cash equivalents within current assets	163	127
Non-current liabilities excluding trade and other payables and provisions	784	500
Current liabilities excluding trade and other payables and provisions	349	322
Indus Towers Limited | Associates [member]
Statement of financial position
Non-current assets	6,082	5,243
Current assets	1,230	1,081
Total Assets	7,312	6,324
Equity shareholders' funds	4,086	3,453
Non-current liabilities	2,098	1,954
Current liabilities	1,128	917
Cash and cash equivalents within current assets	7	3
Non-current liabilities excluding trade and other payables and provisions	1,716	1,665
Current liabilities excluding trade and other payables and provisions	583	491
Safaricom Limited
Statement of financial position
Dividend received	0	75
Vodafone Idea Limited | Joint ventures where entity is venturer
Statement of financial position
Non-current assets	16,251	18,162
Current assets	1,654	2,174
Total Assets	17,905	20,336
Equity shareholders' funds	(13,710)	(10,760)
Non-current liabilities	25,855	24,730
Current liabilities	5,760	6,366
Cash and cash equivalents within current assets	60	96
Non-current liabilities excluding trade and other payables and provisions	25,837	24,707
Current liabilities excluding trade and other payables and provisions	2,044	2,699
Vodafone Idea Limited | Vodafone Idea Limited
Statement of financial position
Equity shareholders' funds	(13,710)	(10,760)
VodafoneZiggo Group Holding B.V. [Member]
Statement of financial position
Dividend received	100	165		350
VodafoneZiggo Group Holding B.V. [Member] | Joint ventures where entity is venturer
Statement of financial position
Non-current assets	15,753	16,570
Current assets	884	719
Total Assets	16,637	17,289
Equity shareholders' funds	1,033	1,586
Non-current liabilities	13,145	13,299
Current liabilities	2,459	2,404
Cash and cash equivalents within current assets	61	20
Non-current liabilities excluding trade and other payables and provisions	12,995	13,138
Current liabilities excluding trade and other payables and provisions	1,171	1,247
VodafoneZiggo Group Holding B.V. [Member] | VodafoneZiggo Group Holding B.V. [Member]
Statement of financial position
Equity shareholders' funds	1,033	1,586
TPG Telecom Limited
Statement of financial position
Dividend received	23	24		22
TPG Telecom Limited | Joint ventures where entity is venturer
Statement of financial position
Non-current assets	9,663	9,823
Current assets	900	1,009
Total Assets	10,563	10,832
Equity shareholders' funds	2,606	3,019
Non-current liabilities	6,789	6,702
Current liabilities	1,168	1,111
Cash and cash equivalents within current assets	192	290
Non-current liabilities excluding trade and other payables and provisions	6,704	6,595
Current liabilities excluding trade and other payables and provisions	102	86
TPG Telecom Limited | TPG Telecom Limited
Statement of financial position
Equity shareholders' funds	2,606	3,019
Oak Holdings 1 GmbH
Statement of financial position
Equity shareholders' funds		13,450
Dividend received	196	0		€ 0
Oak Holdings 1 GmbH | Joint ventures where entity is venturer
Statement of financial position
Non-current assets	24,015	23,878
Current assets	746	749
Total Assets	24,761	24,627
Equity shareholders' funds	12,630	13,450
Non-controlling interests		1,262
Non-current liabilities	9,386	6,709
Current liabilities	2,745	3,206
Cash and cash equivalents within current assets	267	224
Non-current liabilities excluding trade and other payables and provisions	8,751	6,215
Current liabilities excluding trade and other payables and provisions	502	€ 2,409
Oak Holdings 1 GmbH | Oak Holdings 1 GmbH
Statement of financial position
Equity shareholders' funds	€ 12,630

[1]	The results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.